UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 1/31/2010

Check here if Amendment [ ]; Amendment Number:
      This Amendment: [ ] is a restatement.
                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Atlantic Investment Company
Address:    3050 Peachtree Road, Suite 200
            Atlanta, Georgia 30305

Form 13F File Number: 28-12658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Malon W. Courts
Title:      Partner
Phone:      404.614.6183

Malon W. Courts                          Atlanta, GA                   5/15/2010
--------------------------------------------------------------------------------
Signature                               City     State                    Date

Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                          None
Form 13F Information Table Entry Total:                                       29
Form 13F Information Table Value Total:                                   94,250
List of Other Included Managers:                                            None

                                                       MKT VAL            INVESTMENT  OTHER       VOTING AUTHORITY
ISSUER NAME                TITLE OF CLASS    CUSIP    (X $1000)  SHARES   DISCRETION  MNGRS    SOLE     SHARED  NONE
--------------------------------------------------------------------------------------------------------------------
ATS MEDICAL INC            COM            2083103        1,664    640000                      640000
B & G FOODS INC NEW CL A   CL A           05508R106        341     32500                                       32500
BANK OF AMERICA CORP       COM            60505104       3,393    190054                      130000           60054
BIOCLINICA INC             COM            09071B100      1,134    254895                      254895
CALL EXXON MOBIL CORP      CALL           30231G902        900       500                         500
CDC CORP                   CL A           G2022L106      3,872   1312500                     1100000          212500
CISCO SYSTEMS INC COM      COM            11275R102      1,975     75895                       41000           34895
CLARIENT INC               COM            180489106      3,369   1285645                      830000          455645
COGENT INC                 COM            19239Y108     16,594   1626825                     1164995          461830
COUSINS PROPS INC REIT     COM            222795106     15,048   1810839                     1810839
DNP SELECT INCOME FD INC   COM            23325P104        412     44400                                       44400
EXXON MOBIL CORP COM       COM            30231G102      1,500     22387                       18000            4387
EZCORP INC NON VTG CL A    CL A           302301106      7,110    345154                      233154          112000
FIRST FINANCIAL HLDGS      COM            320239106      2,108    139941                      100000           39941
FIRST TR BK CHARLOTTE NC   COM            33732N105        124     21500                                       21500
INFOGROUP INC              COM            45670G108      2,858    366421                      221881          144540
KIT DIGITAL INC            COM            482470200      2,030    157542                      114800           42742
LINN ENERGY LLC-UNITS      COM UNITS      536020100      1,929     75000                       75000
MEDIDATA SOLUTIONS INC     COM            58471A105      2,831    186230                      130000           56230
NASDAQ OMX GRP INC         COM            631103108      3,104    146965                      100000           46965
NOBLE ENERGY INC           COM            655044105      2,361     32335                       22300           10035
ORIENT PAPER INC           COM            68619F205        418     50000                       50000
PENN VIRGINIA GP HOLDINGS  COM            70788P105      1,277     69800                       50000           19800
PHASE FORWARD INC          COM            71721R406      3,452    263750                      182290           81460
TITAN MACHINERY INC        COM            88830R101      1,551    113295                       95000           18295
TNS INC                    COM            872960109      2,662    119385                       80000           39385
UNITED ONLINE INC          COM            911268100      7,938   1061235                      677982          383253
YAHOO INC                  COM            984332106      1,891    114372                       77042           37330
YONGYE INTERNATIONAL INC   COM            98607B106        404     50000                       50000